Segment reporting	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of operating segments [abstract]
Segment reporting
14.	Segment reporting
The consolidated financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance, in consultation with the Board of Directors. The Corporation’s CODM is its Chief Executive Officer.
During the three and nine months ended July 31, 2021, the Company operated in Canada and began operations in the United States. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary

of the Company’s geographical information:

	Canada $	United States $	Total $
For the nine months ended July 31 , 2021
Revenue	2,042,730	941,017	2,983,747
Non-current assets	7,872,842	26,518,522	34,391,364
For the nine months ended July 31 , 2020
Revenue	323,033	—	323,033
Non-current assets	2,945,214	3,204,621	6,149,835
For the year ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

The following is a summary of th
e
 Company’s main customers:

	Three months ended July 31,		Nine months ended July 31,
	2021	2020	2021	2020
	%	%	%	%

Revenue
Customer A	44%	59%	61%	57%
Customer B	49%	0%	28%	0%
Accounts Receivable
Customer A			47%	58%
Customer B			24%	0%

17.	Segment reporting
The consolidated financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance, in consultation with the Board of Directors.
During the year ended October 31, 2020, the Company operated in Canada with a plan to begin operations in the U.S. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.

The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
For the year ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

For the year ended October 31, 2019
Revenue	48,160	—	48,160
Non-current assets	1,060,792	—	1,060,792

For the year ended October 31, 2018
Revenue	5,746	—	5,746
Non-current assets	239,248	—	239,248

For the year ended October 31, 2020, one customer accounted for 66% of total revenue (2019: 0%; 2018: 0%). This same customer accounted for 58% of accounts receivable at October 31, 2020 (2019: 0%; 2018: 0%).